Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
MainStay VP S&P 500 Index Portfolio (Prospectus Summary) | MainStay VP S&P 500 Index Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP S&P 500 Index Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate as represented by the S&P 500® Index.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the
Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or
		variable universal life insurance policy prospectus for more information.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio
		turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard &
Poor's 500® ("S&P 500® Index") in the same proportion, to the extent feasible.

The Portfolio may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Portfolio may invest in such derivatives to try to enhance returns or reduce the risk of loss of (hedge)
certain of its holdings.

Investment Process: Madison Square Investors LLC, the Portfolio's Subadvisor,
uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Portfolio's holdings because of changes in the composition of the S&P 500® Index. The correlation between the investment performance of the Portfolio and the S&P 500® Index is expected to be at least
0.95, before charges, fees and expenses, on an annual basis. A correlation of
1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Portfolio, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in
		the S&P 500® Index.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

S&P 500® Index Risk: If the value of the S&P 500® Index declines, the net asset value of shares of the Portfolio will also decline. The Portfolio's ability to mirror the S&P 500® Index may be affected by, among other things, transaction costs; changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and the timing and amount of contributions to, and redemptions from, the Portfolio by shareholders.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise
		an option and may lose its entire investment in an option.
Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Portfolio, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and tables indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. The table shows how the
Portfolio's average annual total returns for the one-, five- and ten-year periods compare to those of a broad-based securities market index. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the S&P
500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance for the Service Class shares, first offered June 5, 2003, includes historical performance of the Initial Class shares through June 4, 2003, adjusted to reflect the fees and expenses of Service Class shares. Past performance is not necessarily an indication of how the Portfolio will perform
		in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Initial Class Shares (by calendar year 2002-2011)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. Separate account and policy charges are not reflected in
		the bar chart and table. If they were, returns would be less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 2Q/09 15.85% Worst Quarter 4Q/08 -21.92%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MainStay VP S&P 500 Index Portfolio (Prospectus Summary) | MainStay VP S&P 500 Index Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
MainStay VP S&P 500 Index Portfolio (Prospectus Summary) | MainStay VP S&P 500 Index Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	431
Annual Return 2002	rr_AnnualReturn2002	(22.21%)
Annual Return 2003	rr_AnnualReturn2003	28.19%
Annual Return 2004	rr_AnnualReturn2004	10.49%
Annual Return 2005	rr_AnnualReturn2005	4.77%
Annual Return 2006	rr_AnnualReturn2006	15.45%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	(37.01%)
Annual Return 2009	rr_AnnualReturn2009	26.26%
Annual Return 2010	rr_AnnualReturn2010	14.73%
Annual Return 2011	rr_AnnualReturn2011	1.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Initial Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.45%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.68%
MainStay VP S&P 500 Index Portfolio (Prospectus Summary) | MainStay VP S&P 500 Index Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	738
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Service Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%

[1]	The management fee is as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion.